Stock Awards and Stock-Based Compensation - Schedule of Outstanding RSU Activity (Details) - Restricted Stock Units (RSUs) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
RSU Outstanding Number of Shares
Balance at the beginning (in shares)	29,740	19,505	8,460
Granted (in shares)	69,335	27,368	14,114
Vested (issued) (in shares)	(21,255)	(10,652)	(3,070)
Forfeited (in shares)	(5,058)	(6,481)	0
Balance at the end (in shares)	72,762	29,740	19,505